Inventories	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventories
7.  INVENTORIES
The components of inventories are as follows:

30 September	2016	2015
Inventories at FIFO cost
Finished goods	$131.3	$151.1
Work in process	18.3	17.4
Raw materials, supplies and other	117.1	138.4
	266.7	306.9
Less: Excess of FIFO cost over LIFO cost	(11.7)	(18.9)
Inventories	$255.0	$288.0

Inventories valued using the LIFO method comprised 22.9% and 25.4% of consolidated inventories before LIFO adjustment at 30 September 2016 and 2015, respectively. Liquidation of LIFO inventory layers in 2016, 2015, and 2014 did not materially affect the results of operations.
FIFO cost approximates replacement cost.